Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 06, 2023
Property, Plant and Equipment [Line Items]
Document Accounting Standard	U.S. GAAP
Write offs of trade accounts receivable	$ 0	$ 0	$ 0
Allowance for insurance claims	0	0
Impairment charge	0	26,367,000	0
Asset, Held-for-Sale, Not Part of Disposal Group, Current	0	20,985,000
Amount collectable from charterers	26,451,000	46,698,000
Insurance Recoveries	99,000	(176,000)	366,000
Amount received from charterers	36,284,000	26,275,000
Voyage revenues	804,061,000	889,566,000	860,400,000
remeasurement of EUAs obligations	152,875,000	155,724,000	209,890,000
unearned revenue	$ 37,410,000	31,902,000
Segment Reporting Information, Description of Products and Services	one
Time, bareboat and pooling charter arrangements [Member]
Property, Plant and Equipment [Line Items]
Operating Lease, Lease Income	$ 585,473,000	540,706,000	455,296,000
Insurance Recoveries From Loss Of Hire [Member]
Property, Plant and Equipment [Line Items]
Insurance Recoveries	11,075,000	5,400,000	4,995,000
Voyage And Operating Costs [Member]
Property, Plant and Equipment [Line Items]
Amount collectable from charterers	995,000	1,555,000
Costs amortized of fulfill contracts	4,851,000
Insurance Recoveries From Damages To Fixed Assets [Member]
Property, Plant and Equipment [Line Items]
Insurance Recoveries	10,774,000	8,867,000	6,980,000
European Union's Allowances [Member]
Property, Plant and Equipment [Line Items]
Amount collectable from charterers	6,739,000
European Union's Allowances	12,945,000
Amount received from charterers	3,670,000
Voyage revenues	8,158,000
remeasurement of EUAs obligations	13,034,000
European Union's Remeasurement Allowances [Member]
Property, Plant and Equipment [Line Items]
remeasurement of EUAs obligations	174,000
Voyage charters and contracts of affreightment [Member]
Property, Plant and Equipment [Line Items]
Voyage revenues	218,588,000	348,860,000	405,104,000
Amount collectable from charterers	11,416,000	31,543,000
Charter Hire Paid In Advance [Member]
Property, Plant and Equipment [Line Items]
unearned revenue	23,151,000	17,391,000
Charter Agreements With Varying Rates [Member]
Property, Plant and Equipment [Line Items]
unearned revenue	14,259,000	14,511,000
Vessels And Advances For Vessels Under Construction [Member]
Property, Plant and Equipment [Line Items]
Impairment charge	$ 0	$ 26,367,000	$ 0
Eurochampion 2004 [Member]
Property, Plant and Equipment [Line Items]
Asset, Held-for-Sale, Not Part of Disposal Group, Current				$ 20,985